INVESTMENT IN AN AFFILIATE	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN AN AFFILIATE

NOTE 4 – INVESTMENT IN AN AFFILIATE

New York Global Innovations, Inc. (formerly Inksure Technologies, Inc.)

As of December 31, 2015 and 2014, the Company owns 9,915,555 shares or 23% of the outstanding common stock of New York Global Innovations, Inc. (“NYGI”) (formerly Inksure Technologies, Inc. – “Inksure”). In February 2014, Inksure sold all of its assets to a third party buyer, pursuant to an asset purchase agreement and changed its name to New York Global Innovations, Inc. Inksure specialized in comprehensive security solutions, designed to protect branded products and documents of value from counterfeiting, fraud and diversion.

The Company suspended its use of the equity method to account for this investment in 2007 after its investment balance was reduced to zero.

The Company’s Chief Financial Officer served as a non-employee director of NYGI until October 2015. In addition, one of the members of the Company’s Supervisory Board of Directors served as a non-employee director of NYGI until February 2015.

As of December 31, 2015 and 2014, the Company’s share of the underlying net assets of NYGI exceeds the Company’s carrying value of its investment in NYGI ($0 at December 31, 2015 and 2014) by $150 and $177, respectively. The market value of the Company's investment in NYGI as of December 31, 2015 and 2014 is $99 and $198 respectively.

Balance sheet data for NYGI is summarized below:

	December 31,
	2015	2014

Current assets	$706	$896
Non-current assets	-	-
Total assets	$706	$896

Current liabilities	$50	$66
Non-current liabilities	5	60
Stockholders' equity	651	770
Total liabilities and stockholders' equity	$706	$896

Statement of operations data for NYGI is summarized below:

	Year Ended December 31,
	2015	2014	2013

Revenue	$-	$244	$1,288
Gross profit	$-	$204	$724
Gain on sale of assets	$-	$754	$-
Net income (loss)	$(139)	$342	$(298)